Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Intangible Assets, Net [Abstract]
Less: accumulated amortization	$ (421,158)	$ (624,321)
Intangible assets, net	726,175	970,044
Customer Relationships [Member]
Intangible Assets, Net [Abstract]
Intangible assets, gross	924,351	1,021,509
Customer Contracts [Member]
Intangible Assets, Net [Abstract]
Intangible assets, gross		344,003
Software [Member]
Intangible Assets, Net [Abstract]
Intangible assets, gross	$ 222,982	$ 228,853